Note 13. Unaudited Quarterly Financial Data	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information [Text Block]
Note 13. UNAUDITED QUARTERLY FINANCIAL DATA

Selected quarterly data for 2012 and 2011 are as follows:

	2012
(in $000's except per share data)	First	Second	Third	Fourth
Net sales	$12,343	$12,843	$11,727	$14,205
Gross margin	$2,185	$2,302	$2,049	$2,432
Net earnings (loss)	$202	$(126)	$(235)	$323
Basic net earnings (loss) per share	$0.02	$(0.01)	$(0.02)	$0.03
Diluted net earnings (loss) per share	$0.02	$(0.01)	$(0.02)	$0.03

	2011
(in $000's except per share data)	First	Second	Third	Fourth
Net sales	$10,807	$13,150	$9,759	$9,178
Gross margin	$1,917	$2,684	$1,759	$1,631
Net earnings	$(240)	$600	$(152)	$(180)
Basic net earnings per share	$(0.02)	$0.05	$(0.01)	$(0.02)
Diluted net earnings per share	$(0.02)	$0.05	$(0.01)	$(0.02)